REGISTRATION NO. 2-79529
                                                                        811-3575

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 40

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 42

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                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on August 2, 2004 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

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                                   FILING NOTE


Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment ("PEA") No. 40 to the Registration Statement is being filed solely for the purpose of delaying the effectiveness of PEA No. 39, which was filed pursuant to Rule 485(a)(1) on July 2, 2004. PEA No. 39 was scheduled to become effective on July 19, 2004. PEA No. 39 to the Registration Statement was filed solely for the purpose of delaying the effectiveness of PEA No. 38, which was filed pursuant to Rule 485(a)(1) on May 5, 2004, for the purpose of adding disclosure, via a prospectus supplement, regarding a new asset allocation program. PEA No. 40 incorporates Part A - Prospectus and Part B - Statement of Additional Information from Post-Effective Amendment No. 39 filed on July 2, 2004. As stated on the cover page to this filing, this PEA No. 40 is intended to become effective on August 2, 2004.

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                                     PART C
                                OTHER INFORMATION
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ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001 Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed April 19, 1996.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed April 19, 1996.)

       5. Example of Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4, File No. 2-79529, filed April 19, 1996.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

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       9.         Opinion of Counsel as to the legality of securities being
                  registered by Registrant. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4, File No. 2-79529, filed April 24, 1997.)

      10. Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-4, File No. 2-79529, filed April 12, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan filed herewith. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 34 to the Registration Statement on Form N-4, File No. 2-79529, filed April 10, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 35 to the Registration Statement filed, File No. 2-79529, April 23, 2003.)

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ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY

George C. Kokulis*           Director, Chairman, President and
                             Chief Executive Officer

Glenn D. Lammey*             Director, Senior Executive Vice President,
                             Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winnifred Grimaldi*          Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J.Wright*             Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel


Principal Business Address:

*  The Travelers Insurance Company
   One Cityplace
   Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of May 31, 2004, 251, 395 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best

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interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Separate Account and First Citicorp Life Variable Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

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(b)    NAME AND PRINCIPAL           POSITIONS AND OFFICES
       BUSINESS ADDRESS             WITH UNDERWRITER

       Kathleen L. Preston          Board of Manager

       Glenn D. Lammey              Board of Manager

       William F. Scully III        Board of Manager

       Donald R. Munson, Jr.        Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

       Tim W. Still                 Vice President

       Anthony Cocolla              Vice President

       John M. Laverty              Treasurer and Chief Financial Officer

       Stephen E. Abbey             Chief Compliance Officer

       Alison K. George             Director and Chief Advertising
                                    Compliance Officer

       Stephen T. Mullin            Chief Compliance Officer

       Ernest J. Wright             Secretary

       Kathleen A. McGah            Assistant Secretary

       William D. Wilcox            Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on this 16th day of July, 2004.



                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                  By: *GLENN D. LAMMEY
                                  ----------------------------------------------
                                  Glenn D. Lammey, Chief Financial Officer,
                                  Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 16th day of July, 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
-------------------------------         Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-------------------------------         Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
-------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
-------------------------------
(Kathleen L. Preston)


*By: /s/ Ernest J. Wright, Attorney-in-Fact